Fair Value Measurements - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash equivalents - money market funds	$ 558.1	$ 557.9
Other Investments		46.9
Investments pending settlement	0.5	2.2
Total other assets	0.5	2.2
Total assets measured at fair value	4,192.3	3,900.9
Liabilities
Derivative liabilities	(0.5)	(1.1)
Investments pending settlement	(21.1)
Total other liabilities	(21.6)	(1.1)
Total liabilities measured at fair value	(21.6)	(1.1)
Fixed maturity securities
Assets
Fair value	3,411.6	3,244.9
Fixed maturity securities | U.S. Treasuries
Assets
Fair value	746.6	686.7
Fixed maturity securities | Agencies
Assets
Fair value	11.5	16.2
Fixed maturity securities | Non-U.S. government
Assets
Fair value	46.4	76.0
Fixed maturity securities | Corporate bonds
Assets
Fair value	1,913.2	1,787.3
Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	279.1	188.2
Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.4	51.1
Fixed maturity securities | Other asset-backed securities
Assets
Fair value	414.4	439.4
Short-term investments
Assets
Fair value	222.1	49.0
Short-term investments | U.S. Treasuries
Assets
Fair value	220.7	49.0
Short-term investments | Corporate bonds
Assets
Fair value	1.1
Short-term investments | Other asset-backed securities
Assets
Fair value	0.3
Level 1
Assets
Cash equivalents - money market funds	558.1	557.9
Other Investments		46.9
Investments pending settlement	0.5	2.2
Total other assets	0.5	2.2
Total assets measured at fair value	1,525.9	1,342.7
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	(21.1)
Total other liabilities	(21.1)	0.0
Total liabilities measured at fair value	(21.1)	0.0
Level 1 | Fixed maturity securities
Assets
Fair value	746.6	686.7
Level 1 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	746.6	686.7
Level 1 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments
Assets
Fair value	220.7	49.0
Level 1 | Short-term investments | U.S. Treasuries
Assets
Fair value	220.7	49.0
Level 1 | Short-term investments | Corporate bonds
Assets
Fair value	0.0
Level 1 | Short-term investments | Other asset-backed securities
Assets
Fair value	0.0
Level 2
Assets
Cash equivalents - money market funds	0.0	0.0
Other Investments		0.0
Investments pending settlement	0.0	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	2,666.4	2,558.2
Liabilities
Derivative liabilities	(0.5)	(1.1)
Investments pending settlement	0.0
Total other liabilities	(0.5)	(1.1)
Total liabilities measured at fair value	(0.5)	(1.1)
Level 2 | Fixed maturity securities
Assets
Fair value	2,665.0	2,558.2
Level 2 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Fixed maturity securities | Agencies
Assets
Fair value	11.5	16.2
Level 2 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	46.4	76.0
Level 2 | Fixed maturity securities | Corporate bonds
Assets
Fair value	1,913.2	1,787.3
Level 2 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	279.1	188.2
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.4	51.1
Level 2 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	414.4	439.4
Level 2 | Short-term investments
Assets
Fair value	1.4	0.0
Level 2 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Short-term investments | Corporate bonds
Assets
Fair value	1.1
Level 2 | Short-term investments | Other asset-backed securities
Assets
Fair value	0.3
Level 3
Assets
Cash equivalents - money market funds	0.0	0.0
Other Investments		0.0
Investments pending settlement	0.0	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	0.0
Total other liabilities	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Level 3 | Fixed maturity securities
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	$ 0.0
Level 3 | Short-term investments | Corporate bonds
Assets
Fair value	0.0
Level 3 | Short-term investments | Other asset-backed securities
Assets
Fair value	$ 0.0